Exhibit 99
Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	37
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,673,565,407.25	76,623	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$381,500,000.00	0.23000%	December 15, 2015
Class A-2 Notes	$508,000,000.00	0.610%	August 15, 2017
Class A-3 Notes	$504,400,000.00	1.060%	May 15, 2019
Class A-4 Notes	$105,510,000.00	1.560%	February 15, 2020
Class B Notes	$47,350,000.00	1.970%	April 15, 2020
Class C Notes	$31,570,000.00	2.160%	August 15, 2020
Class D Notes	$31,570,000.00	2.750%	May 15, 2021
Total	$1,609,900,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$798,415.93

Principal:
Principal Collections	$12,616,226.76
Prepayments in Full	$5,207,552.94
Liquidation Proceeds	$240,026.54
Recoveries	$88,586.37
Sub Total	$18,152,392.61
Collections	$18,950,808.54

Purchase Amounts:
Purchase Amounts Related to Principal	$353,014.86
Purchase Amounts Related to Interest	$1,482.28
Sub Total	$354,497.14

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$19,305,305.68

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	37
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$19,305,305.68
Servicing Fee	$242,231.60	$242,231.60	$0.00	$0.00	$19,063,074.08
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$19,063,074.08
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$19,063,074.08
Interest - Class A-3 Notes	$52,721.97	$52,721.97	$0.00	$0.00	$19,010,352.11
Interest - Class A-4 Notes	$137,163.00	$137,163.00	$0.00	$0.00	$18,873,189.11
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,873,189.11
Interest - Class B Notes	$77,732.92	$77,732.92	$0.00	$0.00	$18,795,456.19
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,795,456.19
Interest - Class C Notes	$56,826.00	$56,826.00	$0.00	$0.00	$18,738,630.19
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,738,630.19
Interest - Class D Notes	$72,347.92	$72,347.92	$0.00	$0.00	$18,666,282.27
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$18,666,282.27
Regular Principal Payment	$17,562,941.66	$17,562,941.66	$0.00	$0.00	$1,103,340.61
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,103,340.61
Residual Released to Depositor	$0.00	$1,103,340.61	$0.00	$0.00	$0.00
Total		$19,305,305.68

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$17,562,941.66
Total					$17,562,941.66
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$17,562,941.66	$34.82	$52,721.97	$0.10	$17,615,663.63	$34.92
Class A-4 Notes	$0.00	$0.00	$137,163.00	$1.30	$137,163.00	$1.30
Class B Notes	$0.00	$0.00	$77,732.92	$1.64	$77,732.92	$1.64
Class C Notes	$0.00	$0.00	$56,826.00	$1.80	$56,826.00	$1.80
Class D Notes	$0.00	$0.00	$72,347.92	$2.29	$72,347.92	$2.29
Total	$17,562,941.66	$10.91	$396,791.81	$0.25	$17,959,733.47	$11.16

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	37

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$59,685,251.32	0.1183292	$42,122,309.66	0.0835097
Class A-4 Notes	$105,510,000.00	1.0000000	$105,510,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$275,685,251.32	0.1712437	$258,122,309.66	0.1603344

Pool Information
Weighted Average APR	3.302%	3.312%
Weighted Average Remaining Term	26.17	25.38
Number of Receivables Outstanding	27,982	27,119
Pool Balance	$290,677,914.75	$271,969,375.53
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$275,685,251.32	$258,122,309.66
Pool Factor	0.1736878	0.1625090

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,367,827.04
Targeted Credit Enhancement Amount	$8,367,827.04
Yield Supplement Overcollateralization Amount	$13,847,065.87
Targeted Overcollateralization Amount	$13,847,065.87
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$13,847,065.87

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,367,827.04
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,367,827.04
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,367,827.04

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	37
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		99	$291,718.12
(Recoveries)		137	$88,586.37
Net Loss for Current Collection Period			$203,131.75
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8386%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			1.0560%
Second Prior Collection Period			0.6332%
Prior Collection Period			0.3349%
Current Collection Period			0.8665%
Four Month Average (Current and Prior Three Collection Periods)			0.7226%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,207	$13,066,666.09
(Cumulative Recoveries)			$1,776,361.12
Cumulative Net Loss for All Collection Periods			$11,290,304.97
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6746%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,509.44
Average Net Loss for Receivables that have experienced a Realized Loss			$2,168.29

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.83%	360	$4,988,233.08
61-90 Days Delinquent	0.27%	51	$739,796.92
91-120 Days Delinquent	0.06%	10	$162,528.52
Over 120 Days Delinquent	0.27%	46	$721,637.92
Total Delinquent Receivables	2.43%	467	$6,612,196.44

Repossession Inventory:
Repossessed in the Current Collection Period		19	$252,863.53
Total Repossessed Inventory		24	$368,626.46

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3456%
Prior Collection Period			0.3502%
Current Collection Period			0.3946%
Three Month Average			0.3635%

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	37

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer